INVENTORIES, NET	12 Months Ended
Sep. 30, 2014
INVENTORIES, NET
5.	INVENTORIES, NET

Inventories consisted of the following:

	As of September 30,
	2013	2014
	US$	US$

Books and other goods	708	968
Paper and other raw materials	102	121
Less: inventory provisions for slow-moving and obsolescence	(112)	(640)

	698	449

Inventories provision made in the years ended September 30, 2012, 2013 and 2014 were US$41, US$67 and US$527, respectively.